INCOME TAX CREDIT (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (41,194)	$ 751	$ (6,633)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	(19,768)	1,862	296
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	33	3,939	3,304
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit/Loss before taxes	$ (21,393)	$ (5,050)	$ (10,233)